Pension and Other Post-Employment Benefits (Weighted Average Assumptions Used) (Details)	Dec. 31, 2014	Dec. 31, 2013
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.75%	4.50%
Rates of Increase in Compensation Levels	3.99%	3.99%
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	3.67%	4.45%
Rates of Increase in Compensation Levels	6.39%	6.38%